EXHIBIT 99.2

John Deere Owner Trust 2015

Statement to Certificateholders

$298,600,000   Class A-1  0.27000%  Asset Backed Notes due April 01, 2016

$295,000,000   Class A-2A  0.87%  Asset Backed Notes due February 15, 2018

$70,000,000   Class A-2B  Floating Rate Asset Backed Notes due February 15, 2018

$250,000,000   Class A-3  1.32%  Asset Backed Notes due June 17, 2019

$82,225,000   Class A-4  1.65%  Asset Backed Notes due December 15, 2021

$25,534,183  Asset Backed Certificates

One-Month LIBOR as of the LIBOR Determination Date:		0.18150%
Class A-2B interest rate:		0.45150%

Payment Date:		15-May-15

(1)	Amount of principal being paid or distributed:

(a)	Class A-1 Notes:	$47,748,772.47
	per $1,000 original principal amount:	$159.91

(b)	Class A-2A Notes:	$0.00
	per $1,000 original principal amount:	$0.00

(c)	Class A-2B Notes:	$0.00
	per $1,000 original principal amount:	$0.00

(d)	Class A-3 Notes:	$0.00
	per $1,000 original principal amount:	$0.00

(e)	Class A-4 Notes:	$0.00
	per $1,000 original principal amount:	$0.00

(f)	Certificates:	$0.00
	per $1,000 original principal amount:	$0.00

(g)	Total:	$47,748,772.47

(2) (a)	Amount of interest being paid or distributed:

	(i) Class A-1 Notes:	$51,917.06
	per $1,000 original principal amount:	$0.17

	(ii) Class A-2A Notes:	$213,875.00
	per $1,000 original principal amount:	$0.73

	(iii) Class A-2B Notes:	$26,337.50
	per $1,000 original principal amount:	$0.38

	(iv) Class A-3 Notes:	$275,000.00
	per $1,000 original principal amount:	$1.10

	(v) Class A-4 Notes:	$113,059.38
	per $1,000 original principal amount:	$1.38

	(vi) Total:	$680,188.94

(3) (a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$921,631,547.24

(b)	Note Value at end of related Collection Period:	$905,752,887.24

(c)	Pool Face Amount at the end of related Collection Period:	$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$182,993,704.38
		(ii)	A-1 Note Pool Factor:	0.6128389

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$295,000,000.00
		(ii)	A-2A Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$70,000,000.00
		(ii)	A-2B Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$82,225,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(f)	(i)	Certificate Balance:	$25,534,183.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$808,245.84
		(i)	per $1,000 original principal amount:	$0.78
	(b)	Amount of Servicing Fee earned:		$808,245.84
	(c)	Amount of Servicing Fee paid:		$808,245.84
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,213,592.00
	(ii)	Specified Reserve Account Balance:		$10,213,592.00

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$3,285,819.78
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.36%

(11)	(i)	Aggregate amount of net losses for the collection period:		$20,978.49
	(ii)	Cumulative amount of net losses:		$20,978.52
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.00%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$825,366.80
		(ii)	% of Pool Balance:	0.09%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%